Condensed consolidated statement of cash flows - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Receipts from customers	$ 2,658,872	$ 16,437
Payments to suppliers and employees	(6,713,333)	(4,141,522)
R&D tax incentive and other grants received	(66,334)	369,376
Net cash outflow from operating activities	(4,120,795)	(3,755,709)
Cash flows from investing activities
Payments to acquire businesses	(3,397,959)
Payments for property, plant and equipment	(47,292)	(556,373)
Repayment of loans by related parties
Proceeds from sale of property, plant and equipment		5,191
Interest received	13,491	31,000
Net cash outflow from investing activities	(3,431,760)	(520,182)
Cash flows from financing activities
Proceeds from issues of shares and other equity securities		7,377,199
Interest paid	(15,989)	(7,423)
Repayment of borrowings		(5,511)
Share issue cost		(780,017)
Lease payments	(15,445)	(109,282)
Net cash inflow from financing activities	(31,434)	6,474,966
Net (decrease)/increase in cash and cash equivalents	(7,583,989)	2,199,075
Cash and cash equivalents at the beginning of the financial year	20,902,282	14,214,160
Effects of exchange rate changes on cash and cash equivalents	189,077	21,874
Cash and cash equivalents at end of the half-year	$ 13,507,370	$ 16,435,109